Schedule of Income per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Net income (loss) per common share (note 12)
Net income (loss) for the period	$ 3,960,630	$ (267,859)	$ (2,164,454)	$ (17,740,813)	$ 9,843,495	$ (13,848,837)	$ (31,321,791)	$ (8,442,320)
Weighted average number of common shares - basic	164,179,999	106,276,928			160,690,371	86,173,243
Net income (loss) per share – basic	$ 0.02	$ (0.00)			$ 0.06	$ (0.16)
Weighted average number of common shares - basic	$ 164,179,999	$ 106,276,928			$ 160,690,371	$ 86,173,243
Warrants, RSUs, broker options, and stock options	150,000				150,000
Weighted average number of common shares - fully diluted	164,329,999	106,276,928			160,840,371	86,173,243
Net income (loss) per share - fully diluted	$ 0.02	$ (0.00)			$ 0.06	$ (0.16)